Average Annual Total Returns - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIP Investment Grade Bond Portfolio	Apr. 29, 2024
VIP Investment Grade Bond Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	6.20%
Past 5 years	1.97%
Past 10 years	2.33%
VIP Investment Grade Bond Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	6.12%
Past 5 years	1.87%
Past 10 years	2.24%
VIP Investment Grade Bond Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	6.00%
Past 5 years	1.72%
Past 10 years	2.08%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%